SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textuals) (USD $)	9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011
Total	1,846,112	1,369,128	1,432,393	1,814,556
Accumulated Amortization of Other Deferred Costs			$ 89,976	$ 11,152
Property, Plant and Equipment, Estimated Useful Lives			3 to 5 years
Warrant [Member]
Total			440,000	345,200
Optimus Warrant [Member]
Total			205,000